Fair value measurement (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Compulsory deposits at central banks		$ 2,778,019	$ 938,659
Credit card receivables	[1]	8,233,123	4,780,520
Credit card receivables	[2]		136,843
Loans to customers	[1]	1,676,276	1,194,814
Loans to customers		1,673,440	1,194,814
Other receivables		521,670	50,349
Other financial assets		478,283	18,493
Total		13,687,371	6,982,835
Total
Total		10,646,954	5,536,698
Deposits in electronic money		1,534,582	1,888,454
RDB and RDB-V		14,273,959	7,759,665
Time deposit			19,181	[3]
Payables to network		7,054,783	4,882,159
Borrowings and financing		585,568	147,243
Securitized borrowings			10,011
Total		23,448,892	14,706,713
Total		25,044,089	15,416,140
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	[1]
Loans to customers	[1]
Other receivables
Payables to network		6,399,704	4,755,304
Total		6,399,704	4,755,304
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	[1]	8,204,077	4,161,785
Loans to customers	[1]	1,920,518	1,324,513
Other receivables		522,359	50,400
Payables to network

[1]	It excludes the fair value adjustment from the hedge accounting.
[2]	Corresponds to two term loan credit facilities obtained by subsidiary Nu Servicios and reassigned to Nu Financiera, in Mexican pesos, from:
[3]	In July 2020, the subsidiary Nu Financeira issued a time deposit instrument ("DPGE"), also with a special guarantee from FGC, in the amount of R$100,000, equivalent to US$19,000 at the issuance date, remunerated at the Brazilian DI rate + 1% per annum and was fully settled in July 2022.